Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment - Schedule of Property, Plant and Equipment

Property, plant and equipment, net consisted of the following:

	As at December 31,	As at December 31,
USD'000	2023	2022
Machinery & equipment	6,997	4,132
Office equipment and furniture	3,186	2,944
Computer equipment and licenses	1,861	1,558
Total property, plant and equipment gross	12,044	8,634

Accumulated depreciation for:
Machinery & equipment	(3,963)	(3,707)
Office equipment and furniture	(3,044)	(2,703)
Computer equipment and licenses	(1,645)	(1,382)
Total accumulated depreciation	(8,652)	(7,792)
Total property, plant and equipment, net	3,392	842
Depreciation charge from continuing operations for the year	624	443